Shareholders' Equity - Disclosure of detailed information about options, valuation assumptions (Details) - Year	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk free interest rate (%)	2.54%	3.45%
Expected life (years)	3.1	5.0
Expected volatility (%)	43.00%	40.70%
Dividend yield (%)	0.00%	0.00%